Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,228,075.2
Total Fee Amount	2,655
Total Offset Amount	0
Net Fee	$ 2,655
Offset Table N/A	N/A